Document and Entity Information	Sep. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Sep. 06, 2017
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Sep. 06, 2017
Document Effective Date	Sep. 06, 2017
Prospectus Date	Nov. 28, 2016
PACE® Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
PACE® Alternative Strategies Investments | Class C
Prospectus:
Trading Symbol	PASOX
PACE® Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
PACE® Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX